Related-Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Related-Party Transactions
Note 13 – Related-Party Transactions
Brigham Oil & Gas, LLC
Atlas LLC has sold proppant to a customer, Brigham Oil & Gas, LLC (“Brigham Oil & Gas”), which is controlled by our Executive Chairman and Chief Executive Officer, Bud Brigham. For the three and six months ended June 30, 2023 and 2022, the Company made no sales to this related party. As of June 30, 2023 and December 31, 2022, we had no outstanding accounts receivable and $0.9 million outstanding accounts receivable with Brigham Oil & Gas, respectively.
Brigham Land Management LLC
Brigham Land Management LLC (“Brigham Land”) provides us with landman services for certain of our projects and initiatives. The services are provided on a per hour basis at market prices. Brigham Land is owned and controlled by Vince Brigham, an advisor to the Company and the brother of our Executive Chairman and Chief Executive Officer, Bud Brigham. For the three and six months ended June 30, 2023, we made aggregate payments to Brigham Land equal to approximately $0.3 million and $0.5 million, respectively. For the three and six months ended June 30, 2022, we made aggregate payments to Brigham Land equal to approximately $0.2 million and $0.5 million, respectively. As of June 30, 2023 and December 31, 2022, our outstanding accounts payable to Brigham Land was $0.1 million and $0.1 million, respectively.
Brigham Earth, LLC
Brigham Earth, LLC (“Brigham Earth”) provides us with professional and consulting services as well as access to certain information and software systems. Brigham Earth is owned and controlled by our Executive Chairman and Chief Executive Officer, Bud Brigham. For the three and six months ended June 30, 2023, we made aggregate payments to Brigham Earth for these services equal to approximately $0.1 million and $0.2 million, respectively. For the three and six months ended June 30, 2022, we made aggregate payments to Brigham Earth for these services equal to approximately $0.2 million and $0.4 million, respectively. As of June 30, 2023 and December 31, 2022, we had no outstanding accounts payable and $0.1 million outstanding accounts payable to Brigham Earth, respectively.
Anthem Ventures, LLC
Anthem Ventures, LLC (“Anthem Ventures”) provides us with transportation services. Anthem Ventures is owned and controlled by our Executive Chairman and Chief Executive Officer, Bud Brigham. For the three and six months ended June 30, 2023, we made aggregate payments to Anthem Ventures for these services equal to approximately $0.1 million and $0.2 million, respectively. For the three and six months ended June 30, 2022, we made de minimis aggregate payments to Anthem Ventures for these services. As of June 30, 2023 and December 31, 2022, we had $0.1 million outstanding accounts payable and no outstanding accounts payable balance with Anthem Ventures.
In a Good Mood
In a Good Mood, LLC (“In a Good Mood”) provides the Company with access, at cost, to reserved space in the Moody Center in Austin, Texas for concerts, sporting events and other opportunities as a benefit to our employees and for business entertainment. In a Good Mood is owned and controlled by our Executive Chairman and Chief Executive Officer, Bud Brigham. For the three and six months ended June 30, 2023 and 2022, we made de minimis aggregate payments to In a Good Mood for these services. As of June 30, 2023 and December 31, 2022, we did not have an outstanding accounts payable balance with this related party.
Permian Dunes Holding Company, LLC
Refer to Note 7 –
Commitments and contingencies
for disclosures related to the Company’s royalty agreement and mining agreement with Permian Dunes Holding Company, LLC, a related party.

Reorganization
Refer to Note 1 –
Business and Organization
for disclosures related to the Company’s transactions with affiliates including entities controlled by Bud Brigham.
Registration Rights Agreement
In connection with the closing of the IPO, we entered into a registration rights agreement with certain Legacy Owners covering, in the aggregate, approximately 38.4% of our Class A and Class B common stock on a combined basis. The agreement includes provisions by which we agree to register under the U.S. federal securities laws the offer and resale of shares of our Class A common stock (including shares issued in connection with any redemption of Operating Units pursuant to the Redemption Right or the Call Right) by such Legacy Owners or certain of their respective affiliates or permitted transferees under the registration rights agreement. These registration rights will be subject to certain conditions and limitations. We will generally be obligated to pay all registration expenses in connection with these registration obligations, regardless of whether a registration statement is filed or becomes effective.
Stockholders’ Agreement
In connection with the closing of the IPO, we entered into a stockholders’ agreement with certain of our Legacy Owners (the “Principal Stockholders”). Among other things, the stockholders’ agreement provides our Executive Chairman and Chief Executive Officer, Bud Brigham, the right to designate a certain number of nominees for election or appointment to our Board as described below according to the percentage of Class A and Class B common stock (taken together as a single class) held by such Principal Stockholders.
Pursuant to the stockholders’ agreement, we will be required to take all necessary actions, to the fullest extent permitted by applicable law (including with respect to any fiduciary duties under Delaware law), to cause the election or appointment of the nominees designated by Mr. Brigham or his affiliates, and each of the Principal Stockholders will agree to cause its respective shares of Class A and Class B common stock to be voted in favor of the election of each of the nominees designated by Mr. Brigham or his affiliates. Mr. Brigham or his affiliates will be entitled to designate the replacement for any of his respective board designees whose board service terminates prior to the end of such director’s term.
In addition, the stockholders’ agreement provides that for so long as Mr. Brigham or any of his affiliates is entitled to designate any members of our Board, we will be required to take all necessary actions to cause each of the audit committee, compensation committee and nominating and governance committee of our Board to include in its membership at least one director designated by Mr. Brigham or his affiliates, except to the extent that such membership would violate applicable securities laws or stock exchange rules.
Furthermore, so long as the Principal Stockholders collectively beneficially own at least a majority of the outstanding shares of our Class A and Class B common stock (taken together as a single class), we have agreed not to take, and will cause our subsidiaries not to take, the following actions (or enter into an agreement to take such actions) without the prior consent of Mr. Brigham or his affiliates, subject to certain exceptions:

•	adopting or proposing any amendment, modification or restatement of or supplement to our certificate of incorporation or bylaws;

•	increasing or decreasing the size of our Board; or

•
issuing any equity securities that will rank senior to our Class A and Class B common stock as to voting rights, dividend rights or distributions rights upon liquidation, winding up or dissolution of the Company.

For more information, please see the section titled “Certain Relationships and Related Party Transactions - Stockholders’ Agreement” in our Final Prospectus.
Up-C
Simplification
Refer to Note 8 –
Stockholders Equity
for disclosures related to the Company’s
Up-C
Simplification.

Atlas Sand Company LLC [Member]
Related Party Transaction [Line Items]
Related-Party Transactions
Note 12—Related-Party Transactions
One member of the Company’s Board of Managers served as an executive for a company to whom the Company sold product. For the year ended December 31, 2020, the Company recognized $0.8 million in revenues from this customer. This entity was no longer considered a related party subsequent to May 2020, as the member of the Company’s Board of Managers was no longer associated with this entity.
The Company had one
month-to-month
lodging facility lease with a counterparty controlled by one member of the Company’s Board of Managers. During both the years ended December 31, 2021 and 2020, the Company recognized $1.5 million of rent expense associated with these leases. On December 10, 2021, the Company acquired this lodging facility and related assets in West Texas for $7.0 million from counterparties controlled by the Executive Chairman of the Company’s Board of Managers. This transaction is considered an asset acquisition in 2021. Subsequent to this transaction and as of December 31, 2021, the man camp lease was terminated. Therefore, the Company did not incur rental expense on the lodging facility for the year ended December 31, 2022.
On January 26, 2021, the Company entered into a Joint Development Agreement with, among others, a customer, which is controlled by one member of the Company’s Board of Managers. Under the Joint Development Agreement, the Company has agreed to supply sand for certain wells to be drilled and completed the customer. For the years ended December 31, 2022 and 2021, the Company recognized no revenue and $0.2 million under the agreement. For the years ended December 31, 2022 and 2021, the Company recognized $0.9 million and no revenue with this customer that was not under the agreement. As of December 31, 2022 and 2021, the Company’s outstanding balance of related-party accounts receivable to this customer was $0.9 million and $0.1 million.
During the years ended December 31, 2022, 2021 and 2020, the Company incurred $2.4 million, $2.0 million and $1.2 million of expenses with members of the Company, including such activities as payroll reimbursements, business development activities, travel expenditures and other general business expenditures, respectively.
As of December 31, 2022 and 2021, the Company’s outstanding balance of related-party accounts payable to these members was $0.2 million and $0.6 million, respectively.
The Company issued warrants for Class D units to the 2018 Term Loan Credit Facility lender, which the 2018 Term Loan Credit Facility lender exercised in full prior to the termination of the 2018 Term Loan Credit Facility. Refer to 2018 Term Loan Credit Facility section in Note 7 -
Debt
and Note 9 -
Equity
for additional disclosure.
Refer to Note 8 -
Commitments and contingencies
for disclosure related to the Company’s royalty agreement with a related party.